Principal Maturities Of Long-Term Debt And Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 8,782
2013	8,782
2014	1,551,465
2015
2016
Thereafter	600,000
Long-term Debt, Total	$ 2,169,029